Additional Information of Consolidated Statements of Cash Flows - USD ($) $ in Thousands	Feb. 28, 2022	Mar. 31, 2021	Jan. 04, 2021	Oct. 15, 2020
Eventer Ltd
Other receivables				$ 35
Property and equipment, net				1
Goodwill				296
Technology – net				199
Trade payable				(2)
Liability to event producers				(689)
Non-controlling interest				(381)
Net cash acquired				$ (541)
ScoutCam Inc
Property and equipment, net		$ (370)
Lease liability- long term		144
ScoutCam investment at fair value		11,843
ScoutCam warrants		97
Derecognition of non-controlling interests		2,760
Gain arising from deconsolidation upon loss of control		(11,562)
Net cash deconsolidated upon loss of control		3,252
Consolidation of Gix Internet upon gain of control:
Net working capital other than cash		$ 340
Jeffs’ Brands Ltd
Net working capital other than cash and inventory			$ (1,576)
Intangible assets			1,312
Related party loans fair value adjustment			98
Inventory			778
Deferred tax liability			(188)
Non-controlling interests			(1,156)
Non-cash consideration			(71)
Goodwill			563
Net cash acquired			$ (240)
Gix Internet Ltd
Intangible assets	$ 17,705
Deferred tax liability	(1,999)
Goodwill	8,164
Non-controlling interest	(7,849)
Net cash acquired	(2,736)
Consolidation of Gix Internet upon gain of control:
Net working capital other than cash	646
Accrued severance pay, net	(125)
Derecognition of investments accounted for using the equity method	(4,606)
Rights of use assets, property and equipment, net	888
Lease liabilities	(570)
Short- term borrowings	(6,296)
Long- term borrowings	(6,394)
Gain arising from consolidation upon gain of control	$ (2,300)